SUBSEQUENT EVENTS - Deconsolidation Impact on Consolidated Statements of Changes in Equity (Details) - USD ($)		12 Months Ended
	Aug. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Stockholders' Equity
Balance		$ 3,877,205	$ 4,929,131	$ 6,957,416
Share-based compensation May 14, 2024		24,761
Share-based compensation May 14, 2024 (Shares)	23,360
Share-based compensation May 31, 2024		1,130,249
Share-based compensation to employees May 31, 2024		1,130,249
Share-based compensation to executive officers May 31, 2024		363,169
Share-based compensation August 26, 2024		26,164
Private placement September 18, 2024		406,675
Deconsolidation of Mingda Tianjin				226,999
Comprehensive income (loss):
Net loss		(3,189,205)	(1,160,446)	(2,154,084)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments		(145,553)	108,520	(101,200)
Balance		3,581,591	3,877,205	4,929,131
Series A Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		313,797
Series B Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		774,329
Ordinary Shares
Increase (Decrease) in Stockholders' Equity
Balance		$ 11,675	$ 11,675	$ 11,675
Balance (shares)		11,675,216	11,675,216	11,675,216
Share-based compensation May 14, 2024	$ 24	$ 23
Share-based compensation May 14, 2024 (Shares)		23,360
Share-based compensation May 31, 2024		$ 890
Share-based compensation May 31, 2024 (Shares)		889,960
Share-based compensation to employees May 31, 2024		$ 890
Share-based compensation to employees May 31, 2024, shares		889,960
Share-based compensation to executive officers May 31, 2024		$ 286
Share-based compensation to executive officers May 31, 2024 (Shares)		285,960
Share-based compensation August 26, 2024		$ 24
Share-based compensation August 26, 2024 (Shares)		23,360
Private placement September 18, 2024		$ 2,722
Private placement September 18, 2024 (Shares)		2,722,224
Other comprehensive income (loss), net of tax:
Balance		$ 25,217	$ 11,675	$ 11,675
Balance (shares)		25,216,523	11,675,216	11,675,216
Ordinary Shares | Series A Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		$ 1,039
Exercise warrants (Shares)		1,038,889
Ordinary Shares | Series B Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		$ 8,558
Exercise warrants (Shares)		8,557,554
Additional Paid in Capital
Increase (Decrease) in Stockholders' Equity
Balance		$ 6,845,394	$ 6,845,394	$ 6,845,394
Share-based compensation May 14, 2024	$ 26,140	24,738
Share-based compensation May 31, 2024		1,129,359
Share-based compensation to employees May 31, 2024		1,129,359
Share-based compensation to executive officers May 31, 2024		362,883
Share-based compensation August 26, 2024		26,140
Private placement September 18, 2024		403,953
Other comprehensive income (loss), net of tax:
Balance		9,870,996	6,845,394	6,845,394
Additional Paid in Capital | Series A Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		312,758
Additional Paid in Capital | Series B Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		765,771
Statutory Reserve
Increase (Decrease) in Stockholders' Equity
Balance		327,140	327,140	327,140
Other comprehensive income (loss), net of tax:
Balance		327,140	327,140	327,140
Retained Earnings (Deficits)
Increase (Decrease) in Stockholders' Equity
Balance		(3,363,436)	(2,202,990)	(282,791)
Deconsolidation of Mingda Tianjin				240,933
Comprehensive income (loss):
Net loss		(3,189,205)	(1,160,446)	(2,154,084)
Other comprehensive income (loss), net of tax:
Balance		(6,552,641)	(3,363,436)	(2,202,990)
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity
Balance		56,432	(52,088)	62,903
Deconsolidation of Mingda Tianjin				(13,934)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments		(145,553)	108,520	(101,200)
Balance		(89,121)	56,432	(52,088)
Noncontrolling Interest
Increase (Decrease) in Stockholders' Equity
Balance				$ (6,905)
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member]
Increase (Decrease) in Stockholders' Equity
Balance		3,877,205
Share-based compensation May 14, 2024		24,761
Share-based compensation to employees May 31, 2024		1,130,249
Share-based compensation to executive officers May 31, 2024		363,169
Share-based compensation August 26, 2024		26,164
Private placement September 18, 2024		406,675
Comprehensive income (loss):
Net loss		(3,062,569)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments		(147,352)
Balance		3,706,428	3,877,205
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Series A Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		313,797
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Series B Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		774,329
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Ordinary Shares
Increase (Decrease) in Stockholders' Equity
Balance		$ 11,675
Balance (shares)		11,675,216
Share-based compensation May 14, 2024		$ 23
Share-based compensation May 14, 2024 (Shares)		23,360
Share-based compensation to employees May 31, 2024		$ 890
Share-based compensation to employees May 31, 2024, shares		889,960
Share-based compensation to executive officers May 31, 2024		$ 286
Share-based compensation to executive officers May 31, 2024 (Shares)		285,960
Share-based compensation August 26, 2024		$ 24
Share-based compensation August 26, 2024 (Shares)		23,360
Private placement September 18, 2024		$ 2,722
Private placement September 18, 2024 (Shares)		2,722,224
Other comprehensive income (loss), net of tax:
Balance		$ 25,217	$ 11,675
Balance (shares)		25,216,523	11,675,216
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Ordinary Shares | Series A Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		$ 1,039
Exercise warrants (Shares)		1,038,889
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Ordinary Shares | Series B Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		$ 8,558
Exercise warrants (Shares)		8,557,554
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Additional Paid in Capital
Increase (Decrease) in Stockholders' Equity
Balance		$ 6,845,394
Share-based compensation May 14, 2024		24,738
Share-based compensation to employees May 31, 2024		1,129,359
Share-based compensation to executive officers May 31, 2024		362,883
Share-based compensation August 26, 2024		26,140
Private placement September 18, 2024		403,953
Deconsolidation of Mingda Tianjin		(2,572,437)
Other comprehensive income (loss), net of tax:
Balance		7,298,559	$ 6,845,394
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Additional Paid in Capital | Series A Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		312,758
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Additional Paid in Capital | Series B Warrants
Increase (Decrease) in Stockholders' Equity
Exercise warrants		765,771
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Statutory Reserve
Increase (Decrease) in Stockholders' Equity
Balance		327,140
Deconsolidation of Mingda Tianjin		(327,140)
Other comprehensive income (loss), net of tax:
Balance			327,140
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Retained Earnings (Deficits)
Increase (Decrease) in Stockholders' Equity
Balance		(3,363,436)
Deconsolidation of Mingda Tianjin		2,863,678
Comprehensive income (loss):
Net loss		(3,062,569)
Other comprehensive income (loss), net of tax:
Balance		(3,562,327)	(3,363,436)
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity
Balance		56,432
Deconsolidation of Mingda Tianjin		35,899
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments		(147,352)
Balance		(55,021)	$ 56,432
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member]
Comprehensive income (loss):
Net loss		126,636
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments		(1,799)
Balance		124,837
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Additional Paid in Capital
Other comprehensive income (loss), net of tax:
Balance		(2,572,437)
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Statutory Reserve
Other comprehensive income (loss), net of tax:
Balance		(327,140)
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Retained Earnings (Deficits)
Other comprehensive income (loss), net of tax:
Balance		2,990,314
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations [Member] | Accumulated Other Comprehensive Income (Loss)
Other comprehensive income (loss), net of tax:
Balance		$ 34,100